Long-Term borrowings - Long-term debt net of current portion and current portion of long-term borrowings (Details) - USD ($)	Jul. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Long-Term borrowings
Long-term borrowings, net of current portion, Outstanding loan balance		$ 599,765,494	$ 619,582,782
Long-term borrowings, net of current portion, Loan financing fees		(5,100,273)	(4,282,657)
Long-term borrowings, net of current portion, Total		594,665,221	615,300,125
Current portion of long-term borrowings, Outstanding loan balance		75,618,690	78,903,582
Current portion of long-term borrowings, Loan financing fees		(1,529,700)	(954,759)
Current portion of long-term borrowings, Total		74,088,990	77,948,823
Outstanding Loan Balance	$ 675,490,622	675,384,184	698,486,364
Loan financing fees	(6,730,924)	(6,629,973)	(5,237,416)
Total	$ 668,759,698	$ 668,754,211	$ 693,248,948